Finance Costs	12 Months Ended
Dec. 31, 2025
Disclosure of Finance Cost [Abstract]
Finance Costs	9. FINANCE COSTS

	Years ended December 31,
	2025	2024	2023
Interest expenses on lease liabilities	$65	$179	$150